SCHEDULE OF GAIN ON EXTINGUISHMENT OF LIABILITIES (Details) (Parenthetical) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 30, 2020	Nov. 21, 2020	May 06, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Due to vendor										$ 1,100,000
Accounts payable to vendor							$ 612,405
Gain on settlement of outstanding invoices		$ 612,405
Payment from vendor		$ 450,000
Gain on settlement					$ 1,062,405
Payment from third party	$ 296,653
Gain from debt extinguishment					1,456,574
Paycheck Protection Program [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Gain from debt extinguishment					97,516
Accrued interest								$ 528
Paycheck Protection Program [Member] | U.S. Bank [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Loans payable									$ 96,988
Debt instrument, interest rate									1.00%
Third party [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Gain from debt extinguishment					$ 296,653